RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				12 Months Ended
	Jul. 17, 2023	Aug. 10, 2022	May 11, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 21, 2023	Nov. 04, 2022	Aug. 10, 2021	Jan. 01, 2016
Related Party Transaction [Line Items]
Interest rate								12.00%		2.00%
Proceeds from related party debt				$ 140,000	$ 250,000
Interest rate				8.00%
Accrued Interest payable				$ 146,000	146,000
Current liability				54,647	54,647
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Bonus issued			$ 300,000
President and Chief Technical Officer [Member]
Related Party Transaction [Line Items]
Bonus issued						$ 200,000
Accounts payable, other, current				$ 200,000	200,000				$ 300,000
President [Member]
Related Party Transaction [Line Items]
Interest rate				8.00%
Notes Payable [Member]
Related Party Transaction [Line Items]
Payment of debt						$ 655,750
Outstanding balance				$ 77,000	77,000
Accrued interest payable				74,000	74,000
Loan Agreement [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 300,000
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 140,000
Interest rate	10.00%
Interest payable, current				254,593	219,542
Notes payable related party				290,000
Notes payable, related parties, current				880,412	740,412
Current liability							$ 150,000
Related Party [Member] | President [Member]
Related Party Transaction [Line Items]
Notes payable related party				486,500
Notes payable, related parties, current				356,404	356,404
Related Party [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense				28,000
Related Party [Member] | Loan Agreement [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest payable, current				$ 50,000	$ 22,000
Five Related Parties [Member] | Loan Agreement [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest rate		10.00%
Proceeds from related party debt		$ 250,000
Face amount		$ 50,000